Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 3,112
2020	3,204
2021	3,296
2022	2,927
2023	2,791
2024	2,792
Thereafter	4,425
Total	$ 22,548